Basis of Preparation	6 Months Ended
Jun. 30, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

The interim condensed consolidated financial statements for the six months ended 30 June 2021 have been prepared in accordance with IAS 34 - Interim Financial Reporting.

The interim condensed consolidated financial statements have been presented in United States Dollars “USD” which is also the Group’s functional currency. All values are rounded to the nearest thousand (USD ’000), except when otherwise indicated.

The interim condensed consolidated financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as at 31 December 2020. In addition, results for the six months ended 30 June 2021 are not necessarily indicative of the results that may be expected for the financial year ending 31 December 2021.

The interim condensed consolidated financial statements are prepared on a going concern basis under the historical cost convention modified to include the measurement at fair value of financial assets and investment properties at fair value through profit or loss, and financial assets at fair value through other comprehensive income. financial assets measured at fair value through profit and loss include quoted funds, alternative investments and quoted equities. Financial assets at fair value through other comprehensive income include quoted and unquoted equities.

On 30 January 2020, the World Health Organization declared the outbreak of coronavirus (“COVID-19”) to be a public health emergency of international concern. This coronavirus outbreak has severely restricted the level of economic activity around the world. In response to this coronavirus outbreak, the governments of many countries, states, cities and other geographic regions have taken preventative or protective actions, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forego their time outside of their homes.

Following measures announced by local governments in March 2020, the Company implemented aspects of the Group’s business continuity plan (BCP), specifically requiring staff at all levels and in all functions to work remotely wherever practicable, and to limit the need for gatherings of staff so far as possible. The Group’s IT facilities have ensured that all of the Group’s operations have been maintained allowing the Group to function as normal. The Company expects that these operational changes will continue to be required until all employees are allowed to return to their offices in accordance with local government advice.

The full extent to which the COVID-19 pandemic may impact the Group’s results, operations or liquidity is uncertain. Management continues to monitor the impact that the COVID-19 pandemic has on the Group, the insurance industry and the economies in which the Group operates.

The stress testing conducted periodically by management since the onset of the COVID-19 pandemic indicated that the impact of COVID-19 on the Group would be manageable and not give rise to a need for management actions to protect its regulatory capital position.

The analysis and monitoring to date confirmed that the Group’s underwriting portfolio is not materially exposed to the classes of business which are largely impacted by COVID-19. This assessment is supported by the fact that as of June 30, 2021, management’s best estimates of the specific reserves in respect of COVID-19 related claims are not considered to be significant.

The Group also writes professional indemnity coverage within the casualty line of business within our specialty long-tail segment which includes a portfolio of insurance brokers on which the Group has received notifications in respect of business interruption coverage. This portfolio is predominantly written on an excess layer basis with high attachment points and, although this portfolio accounts for the majority of the COVID-19 notifications received to date, the notifications to date are considered precautionary on the part of the broker. We are not exposed to those classes of insurance most directly impacted by COVID-19 (such as life, health, travel, contingent business interruption and event cancellation). In addition, although a number of business classes including property, engineering, and ports and terminals in our specialty short-tail segment provide business interruption coverage, this coverage requires underlying insured property damage or breakdown in order to trigger a loss. One small exception is limited exposure to hotels where business interruption cover has been provided on the basis of covering “murder, suicide, loss of attraction, human infectious & contagious diseases.” The Group is less likely to have exposure in this area because these coverages are heavily sub-limited and in most cases attach at a high excess.

With respect to claims administration, the Group has not evidenced a discernible impact on the reporting and settlement of claims, as the third-party loss adjusters and other appointed experts, in conjunction with the Group’s inhouse claims function, have demonstrated an ability to adapt effectively to the virtual world in servicing claims.

In addition, the combination of a modest allocation to equities and the high quality and diversified nature of the Group’s bonds and term deposits has resulted in a minor negative mark to market adjustment in its investment portfolio. However, a material fair value revaluation loss close to 5% and 9% from the previous year end was recorded against investment properties owned directly in Jordan and through associates in Lebanon, respectively, which is in line with the overall correction seen in the regional commercial real estate valuations post pandemic.

Basis of consolidation

The interim condensed consolidated financial statements comprise the financial statements of International General Insurance Holdings Ltd. and its subsidiaries as at 30 June 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee
●	Rights arising from other contractual arrangements
●	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	Derecognizes the assets (including goodwill) and liabilities of the subsidiary;
●	Derecognizes the carrying amount of any non-controlling interest;
●	Derecognizes the cumulative translation differences, recorded in equity, if any;
●	Recognizes the fair value of the consideration received;
●	Recognizes the fair value of any investment retained;
●	Recognizes any surplus or deficit in profit or loss; and
●	Reclassifies the parent’s share of components previously recognised in other comprehensive income to profit or loss or retained earnings, as appropriate.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

The Group has the following subsidiaries and branches:

	Country of incorporation	Activity	Ownership
			30 June 2021	31 December 2020

International General Insurance Holdings Limited	United Arab Emirates	Reinsurance and insurance	100%	100%
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	100%

The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited:

I.G.I Underwriting /Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%

The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:

Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
International General Insurance Company (Europe) SE*	Malta	Reinsurance and insurance	100%	-
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

*	International General Insurance Company (Europe) SE was acquired by the Group on 25 June 2021 (note 20).

Restatement of Prior Period Comparative Figures

On 12 April 2021, the SEC released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Staff Statement”). The SEC Staff Statement highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of Special Purpose Acquisition Companies (“SPACs”).

After considering the SEC Staff Statement and taking account of the circumstances of the transaction with Tiberius, the Group reevaluated its accounting treatment of the Public Warrants and Private Warrants (the “Warrants”) issued in connection with the initial public offering of Tiberius Acquisition Corp. (“Tiberius”) which were originally recorded as an equity instrument in the Group’s consolidated financial statements as a result of the Business Combination that occurred on 17 March 2020 (note 19). Accordingly, management has now accounted for the Warrants under IAS 32 ‘Financial Instruments’ rather than IFRS 2 ’Share-based Payment’ and concluded that the warrants agreement governing the Group’s Warrants includes contingent settlement provisions that provide potential changes and variability to the settlement amounts of the Warrants, dependent on the characteristics of the Warrants holder and the occurrence of some uncertain future events that are not within the control of the Group. In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with subsequent changes in fair value recorded in the interim condensed consolidated statement of income at the end of each reporting period. Based on this re-evaluation, management concluded that the Warrants represent a derivative liability that were deemed to have been issued upon consummation of the Business Combination.

Due to this misstatement, management decided to restate the Group’s comparative figures for the six months ended 30 June 2020. As a result, the Warrants are now classified as a liability at fair value on the Group’s interim condensed consolidated statement of financial position as at 30 June 2020 and the change in the fair value of such liability in each period is recognised as a gain or loss in the Group’s interim condensed consolidated statements of income for the six months ended 30 June 2020. The correction of this misstatement resulted in a decrease in equity as at 30 June 2020 by USD 5,863 thousand and increase in liabilities with the same amount.

For the six months ended 30 June 2020, a fair value gain of USD 3,347 thousand was also recognised in the interim condensed consolidated statement of income in the restated interim condensed consolidated financial statements with a consequent increase in the amount of the retained earnings in equity. Basic and diluted earnings per share for the prior period were also restated and the amount of the correction made was an increase of USD 0.07 per share to both basic and diluted earnings per share.

There was no impact on cash from operating, financing or investing activities in the interim condensed consolidated statement of cash flows for the six months ended 30 June 2020.

The following table reflects the impact of the restatement adjustments to the specific line items presented in the Group’s previously reported interim condensed consolidated financial statements for the six months ended 30 June 2020. The amounts as previously reported were derived from the Group’s original interim condensed consolidated financial statements.

	30 June 2020
	As previously reported	Restatement adjustments	As restated
	USD ’000	USD ’000	USD ’000
Interim condensed consolidated statements of financial position
Equity:
Warrants	12,213	(12,213)	-
Share premium	154,225	3,003	157,228
Retained earnings	193,306	3,347	196,653
Total equity	366,274	(5,863)	360,411

Liabilities:
Derivative financial liability	-	5,863	5,863
Total liabilities	800,902	5,863	806,765

Interim condensed consolidated statement of income
Change in fair value of derivative financial liability	-	3,347	3,347
Profit before tax	11,593	3,347	14,940
Profit for the period	11,160	3,347	14,507
Basic and dilutive earnings per share (USD)	0.26	0.07	0.33

Interim condensed consolidated statement of comprehensive income
Total comprehensive income for the period	13,265	3,347	16,612

Changes in accounting policies

The accounting policies used in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the annual consolidated financial statements for the year ended 31 December 2020.

There are no new standards or amendments effective in 2021 that have a material impact on the Group’s interim condensed consolidated financial statements.